Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Employee Benfit Liabilities [Abstract]
Schedule of defined benefit plans
	January 1,	December 31,
	2021	2021	2022
Defined benefit obligation	$5,545	$4,551	$2,476
Fair value of plan assets	(4,673)	(3,646)	(1,575)
Net defined benefit liability	$872	$905	$901